Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and contingencies

Note 10: Commitments and contingencies

Standby letters of credit (“Letters”) available under our senior secured revolving credit facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had various Letters outstanding totaling $2,920 as of June 30, 2012 and December 31, 2011. Interest on each Letter accrues at the lender’s prime rate plus applicable margin for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the six months ended June 30, 2012 or 2011.

Naylor Farms, Inc. v. Chaparral Energy, L.L.C.

On June 7, 2011, Naylor Farms, Inc. (the “Plaintiff”), filed a complaint against us, alleging claims on behalf of itself and non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The Plaintiff asserts class claims seeking recovery for underpayment of royalties, alleging damages in excess of $5,000. The Plaintiff also requests allowable interest, punitive damages, cancellation of leases, other equitable relief, and an award of attorney fees and costs. We have denied the allegations and are aggressively defending the case. The case is in the initial stages of discovery and has not yet been set for trial. As such, we are not yet able to estimate what impact, if any, the action will have on our financial condition, results of operations, or cash flows.

In our opinion, there are no other material pending legal proceedings to which we are a party or of which any of our property is the subject. However, due to the nature of our business, certain legal or administrative proceedings may arise from time to time in the ordinary course of business. While the outcome of these legal matters cannot be predicted with certainty, we do not expect them to have a material adverse effect on our financial condition, results of operations or cash flows.

Note 14: Commitments and contingencies

Standby letters of credit (“Letters”) available under our senior secured revolving credit facility are used in lieu of surety bonds with various organizations for liabilities relating to the operation of oil and natural gas properties. We had various Letters outstanding totaling $2,920 and $920 as of December 31, 2011 and 2010, respectively. Interest on each Letter accrues at the lender’s prime rate for all amounts paid by the lenders under the Letters. No amounts were paid by the lenders under the Letters, therefore we paid no interest on the Letters during the years ended December 31, 2011, 2010, or 2009.

We have a long-term contract to purchase CO2 manufactured at an existing ethanol plant. As of December 31, 2011, we were purchasing approximately 10 MMcf/d of CO2 under this contract, and we expect to purchase an average of approximately 14 MMcf/d over the fifteen-year contract term, which began on May 1, 2009. Purchases under this contract were $481, $305, and $62 during 2011, 2010, and 2009, respectively. Pricing is fixed for the remainder of the contract and the contract has renewal language.

We have rights under two additional contracts under which we purchase CO2 that is restricted for use only in EOR projects. Under one of these contracts, as of December 31, 2011, we were purchasing an average of approximately 18 MMcf/d and expect our purchases to remain at that level over the remaining contract term, which expires in February 2021. Purchases under this contract were $1,465, $961, and $600 during 2011, 2010, and 2009, respectively. Under the second of these contracts, we as unit operator have nominated to purchase 10 MMcf/d of CO2 through 2013, and as of December 31, 2011, we are purchasing approximately 6 MMcf/d of CO2 under this contract. Purchases under this contract, which include transportation charges, were $3,065, $1,310, and $3,248 during 2011, 2010, and 2009, respectively. The contract expires in 2016. We may terminate or permanently reduce our purchase rate under this contract at the end of any calendar year with 13 months notice. Pricing under both of these contracts is dependent on certain variable factors, including the price of oil.

On March 24, 2011, we signed a long-term contract to purchase up to 100% of CO2 emissions from an existing nitrogen fertilizer plant that produces approximately 44 MMcf/d of CO2. We intend to use these CO2 volumes for injection into our North Burbank Unit. The initial term of the contract is 20 years from commencement of operations of the compression facilities and pipeline, and the contract has renewal language. Pricing under the contract is fixed for the first five contract years and variable thereafter. The contract will terminate automatically unless we begin construction of compression facilities by April 2012 or ten business days following receipt of the final construction permit required for the compression facility, whichever is later. Beginning no later than July 2013, and assuming the fertilizer plant produces and delivers a specified quality of CO2, we will be obligated to purchase an average of approximately 32 MMcf/d over the first ten contract years or pay for any deficiencies at the price in effect when the minimum delivery was to have occurred. After the first ten contract years, we may permanently reduce up to 100% of our purchase rate under this contract with six months notice.

Based on current prices, our estimated minimum purchase obligations under our CO2 contracts are as follows:

2012	$6,024
2013	6,437
2014	1,074
2015	1,289
2016	1,289
2017 and thereafter	23,939

$40,052

We have entered into operating lease agreements for the use of office space and equipment. We also rent equipment used on our oil and natural gas properties. Rent expense for the years ended December 31, 2011, 2010, and 2009 was $6,715, $4,647, and $5,279, respectively. We have leases relating to office space and equipment that have terms of up to five years. As of December 31, 2011, total remaining payments associated with these operating leases were $349.

We have entered into change of control severance agreements under which our officers are entitled to receive certain severance benefits. The severance payment will be paid in equal monthly installments over a period of months as calculated under the terms of the agreement and will be equal to a set multiplier times the sum of (A) the officer’s base salary as in effect immediately prior to his or her termination date, plus (B) the officer’s bonus for the full year in which the termination date occurred.

Effective April 15, 2009, we settled a lawsuit against John Milton Graves Trust u/t/a 6/11/2004, et al (the “Sellers”). Pursuant to the settlement agreement, the Sellers paid us $7,100 and we retained $387 contained in an escrow account, which amount settled all claims related to the litigation. In addition, the parties issued mutual releases, dismissed with prejudice the pending litigation and the claims made therein, and the Sellers will take action to clear the title to certain properties purchased by us in the Calumet acquisition. As a result of the settlement, a $14,406 receivable and a $4,378 payable related to the litigation were eliminated, the escrow cash account was reclassified to operating cash, and we recorded a charge to expense of $2,928 during the year ended December 31, 2009.

Naylor Farms, Inc. v. Chaparral Energy, L.L.C.

On June 7, 2011, Naylor Farms, Inc. (the “Plaintiff”), filed a complaint against us, alleging claims on behalf of itself and non-governmental royalty interest owners in oil and natural gas wells we operate in Oklahoma. The Plaintiff asserts class claims seeking recovery for underpayment of royalties, alleging damages in excess of $5,000. The Plaintiff also requests allowable interest, punitive damages, cancellation of leases, other equitable relief, and an award of attorney fees and costs. We have denied the allegations and are aggressively defending the case. The case is in the initial stages of discovery and has not yet been set for trial. As such, we are not yet able to estimate what impact, if any, the action will have on our financial condition, results of operations, or cash flows.

In our opinion, there are no other material pending legal proceedings to which we are a party or of which any of our property is the subject. However, due to the nature of our business, certain legal or administrative proceedings may arise from time to time in the ordinary course of business. While the outcome of these legal matters cannot be predicted with certainty, we do not expect them to have a material adverse effect on our financial condition, results of operations or cash flows.